INCOME PER SHARE - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 93	$ 288
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	48,706	108,831